LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 8:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Others

	Annual interest
	rate at
	December 31	December 31,
	2018	2018	2017
Linkage terms:
U.S. dollar	5%	503	290
NIS - Fix interest rate	5.6%	221	398
		724	688
Less - current maturities (trade payables)		(416)	(300)

		308	388

Minimum future payments at December 31, 2018 due under the long-term (includes liabilities associated with equipment purchasing) debt are as follows:

Long-term loan

2019	416
2020	308

724

Long-term debt includes liabilities associated with equipment purchase in the amounts of $724 and $688 and current maturities of long-term debt of $416 and $300 at December 31, 2018 and 2017, respectively. The current maturities are classified to the trade payable balance as of December 31, 2018 and 2017, respectively.

In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank. Under these undertaking the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company's annual audited financial statements. As of December 31, 2017 the Company was not in compliance with these covenants, however, one bank granted the Company a waiver for such non-compliance until the publication of the financial statements for December 31, 2018 and another bank granted the Company a waiver until the publication of financial statements for June 30, 2018.

As of December 31, 2018, the Company was not in compliance with those covenants; however, after the balance sheet date, one bank granted the Company a waiver from such non-compliance. The Company is requiring to meet these covenants in its financial statements for December 31, 2019 (to be issued no later than May 1, 2020). The other bank granted the Company a waiver from such non-compliance, and adjusted the financial covenants, to be met in the Company's financial statements for December 31, 2019 (to be issued not later than 120 days from December 31, 2019). The adjusted covenants include: (i) adjusted shareholders' equity (excluding certain intangible and other assets) of at least $ 2.5 million; and (ii) Positive EBITDA (greater than zero).

As to pledges securing the loans, see Note 10a.